Credit Risk - Summary of Exposures to Credit Risk in Business Segments (Detail) - Credit risk [member]	12 Months Ended
Dec. 31, 2018
Retail banking [member]
Disclosure of credit risk exposure [line items]
Description of exposure to risk in business segments	Residential mortgages, business banking, consumer (auto) finance and other unsecured lending (credit cards, personal loans and overdrafts). We provide these to individuals and small businesses.
Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Description of exposure to risk in business segments	Loans, bank accounts, treasury services, invoice discounting, cash transmission, trade finance and asset finance. We provide these to SMEs and mid corporates, Commercial Real Estate and Social Housing associations.
Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Description of exposure to risk in business segments	Loans, treasury products, and treasury markets activities. We provide these to large corporates, as well as sovereigns and other international organisations.
Corporate centre [member]
Disclosure of credit risk exposure [line items]
Description of exposure to risk in business segments	Asset and liability management of our balance sheet, as well as our non-core and Legacy Portfolios being run down. Exposures include sovereign and other international organisation assets that we hold for liquidity.